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                      [HALE AND DORR LLP LETTERHEAD]

                                                 LEONARD A. PIERCE
                                                 617-526-6440
                                                 leonard.pierce@haledorr.com
                               May 3, 2004

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

    Re: Boyar Value Fund, Inc. -- SEC File Nos. 333-29253, 811-8253 Rule 497(j) Filing

Ladies and Gentlemen:

    This letter is being transmitted by means of electronic submission by the Boyar Value Fund, Inc. (the "Fund") pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T.

    Pursuant to Rule 497(j) under Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information do not differ from that contained in Post-Effective Amendment No. 7 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on April 29, 2004.

    Questions related to this filing should be directed to my attention at
(617) 526-6440 or, in my absence, to the attention of Scott Zoltowski of BISYS Fund Services at (617) 824-1217.

                                                         Sincerely,

                                                         /s/ Leonard A. Pierce


cc:  Elizabeth Lawrence
     Scott M. Zoltowski, Esq.